VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.1%
		Consumer, Cyclical: 2.9%
3,180,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	$3,209,903	1.0
705,000		General Motors Co., 6.250%, 10/02/2043	801,977	0.2
920,000		General Motors Co., 6.800%, 10/01/2027	1,039,758	0.3
4,605,000		General Motors Financial Co., Inc., 1.397%, (SOFRRATE + 1.200%), 11/17/2023	4,621,940	1.4
			9,673,578	2.9

		Energy: 1.0%
3,600,000		Petroleos Mexicanos, 7.690%, 01/23/2050	3,150,720	1.0

		Financial: 14.6%
5,510,000	(1)	Athene Global Funding, 0.914%, (SOFRRATE + 0.700%), 05/24/2024	5,446,238	1.7
5,635,000		Bank of Montreal, 0.931%, (SOFRRATE + 0.680%), 03/10/2023	5,642,725	1.7
6,600,000		Bank of Nova Scotia/The, 0.808%, (SOFRRATE + 0.550%), 09/15/2023	6,591,798	2.0
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	1,944,081	0.6
4,605,000		Canadian Imperial Bank of Commerce, 1.072%, (SOFRRATE + 0.800%), 03/17/2023	4,615,358	1.4
6,040,000		Capital One Financial Corp., 0.938%, (SOFRRATE + 0.690%), 12/06/2024	6,009,109	1.9
6,990,000	(1)	Commonwealth Bank of Australia, 0.498%, (SOFRRATE + 0.400%), 07/07/2025	6,925,307	2.1
2,465,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,267,978	0.7
3,300,000	(1)	Metropolitan Life Global Funding I, 0.683%, (SOFRRATE + 0.570%), 01/13/2023	3,302,828	1.0
4,960,000	(1)	National Australia Bank Ltd., 0.487%, (SOFRRATE + 0.380%), 01/12/2025	4,934,507	1.5
			47,679,929	14.6

		Industrial: 3.1%
1,230,000		Boeing Co/The, 3.950%, 08/01/2059	1,069,746	0.3
800,000		Boeing Co/The, 5.705%, 05/01/2040	896,282	0.3
2,065,000		Boeing Co/The, 5.805%, 05/01/2050	2,391,808	0.7
1,225,000		Boeing Co/The, 5.930%, 05/01/2060	1,418,984	0.5
4,280,000		Caterpillar Financial Services Corp., 0.347%, (SOFRRATE + 0.150%), 11/17/2022	4,273,425	1.3
			10,050,245	3.1

		Technology: 1.9%
5,740,000		Dell International LLC / EMC Corp., 5.300%, 10/01/2029	6,262,150	1.9

		Utilities: 1.6%
2,960,000	(1)	AES Corp./The, 3.950%, 07/15/2030	2,938,204	0.9
2,530,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,414,923	0.7
			5,353,127	1.6

	Total Corporate Bonds/Notes
	(Cost $82,920,246)		82,169,749	25.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
464,968	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	464,938	0.1
139,224	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	139,280	0.1
635,786	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	627,085	0.2

	Total Collateralized Mortgage Obligations
	(Cost $1,222,076)		1,231,303	0.4

U.S. TREASURY OBLIGATIONS: 46.1%
		U.S. Treasury Bonds: 8.7%
16,090,000		1.875%,11/15/2051	14,118,975	4.3
15,890,000		2.000%,08/15/2051	14,340,725	4.4
			28,459,700	8.7

		U.S. Treasury Floating Rate Notes: 37.4%
13,550,000		0.640%, (USBMMY3M + 0.034%),04/30/2023	13,568,492	4.1
13,110,000		0.641%, (USBMMY3M + 0.035%),10/31/2023	13,134,668	4.0
40,940,000		0.655%, (USBMMY3M + 0.049%),01/31/2023	40,990,921	12.5
54,780,000		0.661%, (USBMMY3M + 0.055%),10/31/2022	54,833,081	16.8
			122,527,162	37.4

	Total U.S. Treasury Obligations
	(Cost $153,454,370)		150,986,862	46.1

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.1%
		Federal Home Loan Bank: 8.8%
29,280,000		0.125%,03/17/2023	$28,838,027	8.8

		Federal Home Loan Mortgage Corporation: 12.3%(3)
40,850,000		0.375%,05/05/2023	40,219,229	12.3

		Total U.S. Government Agency Obligations
		(Cost $70,039,915)	69,057,256	21.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.4%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.646%, 07/15/2053	2,922,950	0.9
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.657%, 10/25/2045	9,416,460	2.9
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.718%, 06/15/2051	1,951,565	0.6

		Total Commercial Mortgage-Backed Securities
		(Cost $15,102,014)	14,290,975	4.4

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	715,230	0.2

		Total Asset-Backed Securities
		(Cost $696,257)	715,230	0.2

		Total Long-Term Investments
		(Cost $323,434,878)	318,451,375	97.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
6,894,230	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $6,894,230)	6,894,230	2.1

		Total Short-Term Investments
		(Cost $6,894,230)	6,894,230	2.1

		Total Investments in Securities (Cost $330,329,108)	$325,345,605	99.4
		Assets in Excess of Other Liabilities	2,030,639	0.6
		Net Assets	$327,376,244	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$82,169,749	$–	$82,169,749
Collateralized Mortgage Obligations	–	1,231,303	–	1,231,303
Commercial Mortgage-Backed Securities	–	14,290,975	–	14,290,975
U.S. Government Agency Obligations	–	69,057,256	–	69,057,256
Asset-Backed Securities	–	715,230	–	715,230
U.S. Treasury Obligations	–	150,986,862	–	150,986,862
Short-Term Investments	6,894,230	–	–	6,894,230
Total Investments, at fair value	$6,894,230	$318,451,375	$–	$325,345,605
Liabilities Table
Other Financial Instruments+
Futures	$(730,732)	$–	$–	$(730,732)
Total Liabilities	$(730,732)	$–	$–	$(730,732)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	142	06/21/22	$25,151,750	$(730,732)
			$25,151,750	$(730,732)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $330,253,812.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$597,000
Gross Unrealized Depreciation	(6,235,938)
Net Unrealized Depreciation	$(5,638,938)